CREDIT FACILITY (Details) - Credit facility - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 28, 2018	Dec. 31, 2018
CREDIT FACILITY
Amounts on the line of credit facility		¥ 0
Prime rate
CREDIT FACILITY
Credit facility interest	10.00%
Credit facility term	6 months
ZheShang Bank
CREDIT FACILITY
Credit facility that allows the company for working capital purpose	¥ 475,000